STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0%
Advertising - .0%
Lamar Media, Gtd. Notes	5.00	5/1/2023	40,000		40,850
Lamar Media, Gtd. Notes	5.38	1/15/2024	75,000		76,566
MDC Partners, Gtd. Notes	6.50	5/1/2024	20,000	[a]	18,150
Outfront Media Capital, Gtd. Notes	5.00	8/15/2027	40,000	[a]	41,970
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	40,000	[a]	41,300
				218,836
Aerospace & Defense - .1%
Arconic, Sr. Unscd. Notes	5.13	10/1/2024	50,000		54,023
Arconic, Sr. Unscd. Notes	5.40	4/15/2021	95,000		97,749
Arconic, Sr. Unscd. Notes	5.95	2/1/2037	30,000		33,484
Arconic, Sr. Unscd. Notes	6.75	1/15/2028	75,000		87,735
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	75,000	[a]	74,176
Bombardier, Sr. Unscd. Notes	7.50	12/1/2024	25,000	[a]	24,302
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	70,000	[a]	67,375
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	120,000	[a]	113,997
Bombardier, Sr. Unscd. Notes	8.75	12/1/2021	50,000	[a]	53,612
Spirit Aerosystems, Gtd. Notes	3.85	6/15/2026	60,000		60,173
Spirit Aerosystems, Gtd. Notes	3.95	6/15/2023	60,000		60,934
Spirit Aerosystems, Gtd. Notes	4.60	6/15/2028	75,000		77,196
TransDigm, Gtd. Notes	6.38	6/15/2026	85,000		89,726
TransDigm, Gtd. Notes	6.50	5/15/2025	95,000		98,998
TransDigm, Gtd. Notes	6.50	7/15/2024	55,000		56,892
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	180,000	[a]	194,467
				1,244,839
Agriculture - .0%
Pyxus International, Scd. Notes	9.88	7/15/2021	25,000		15,931
Vector Group, Gtd. Notes	10.50	11/1/2026	15,000	[a]	15,665
Vector Group, Sr. Scd. Notes	6.13	2/1/2025	75,000	[a]	74,812
				106,408
Airlines - .0%
Air Canada, Gtd. Notes	7.75	4/15/2021	50,000	[a]	53,145
UAL Pass Through Trust, Ser. 2007-1, Cl. 071A	6.64	7/2/2022	38,896		41,566
United Airlines Holdings, Gtd. Notes	4.88	1/15/2025	40,000		42,317
Virgin Australia Holdings, Gtd. Notes	7.88	10/15/2021	50,000	[a]	51,958
				188,986
Automobiles & Components - .1%
Adient Global Holdings, Gtd. Notes	4.88	8/15/2026	75,000	[a]	70,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Automobiles & Components - .1% (continued)
Adient US, Sr. Scd. Notes	7.00	5/15/2026	35,000	[a]	38,303
Allison Transmission, Sr. Unscd. Bonds	5.00	10/1/2024	40,000	[a]	40,850
Allison Transmission, Sr. Unscd. Notes	4.75	10/1/2027	40,000	[a]	41,586
American Axle & Manufacturing, Gtd. Notes	6.50	4/1/2027	50,000		51,251
American Axle & Manufacturing, Gtd. Notes	6.63	10/15/2022	24,000		24,367
Aston Martin Capital Holdings, Sr. Scd. Notes	6.50	4/15/2022	50,000	[a]	49,349
BCD Acquisition, Sr. Scd. Notes	9.63	9/15/2023	75,000	[a]	78,093
Cooper-Standard Automotive, Gtd. Notes	5.63	11/15/2026	50,000	[a]	46,492
Dana, Sr. Unscd. Notes	5.50	12/15/2024	30,000		30,860
Dana Financing Luxembourg, Gtd. Notes	5.75	4/15/2025	30,000	[a]	31,362
Fiat Chrysler Automobiles, Sr. Unscd. Notes	5.25	4/15/2023	75,000		80,437
Jaguar Land Rover Automotive, Gtd. Notes	5.63	2/1/2023	75,000	[a]	75,562
Navistar International, Gtd. Notes	6.63	11/1/2025	95,000	[a]	99,829
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	130,000	[a]	139,990
Tesla, Gtd. Notes	5.30	8/15/2025	100,000	[a]	101,251
The Goodyear Tire & Rubber Company, Gtd. Notes	4.88	3/15/2027	38,000		39,115
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	5/31/2026	20,000		20,813
Wabash National, Gtd. Notes	5.50	10/1/2025	10,000	[a]	9,929
				1,070,312
Banks - .1%
Barclays, Sub. Notes	5.20	5/12/2026	200,000		225,723
CIT Group, Sr. Unscd. Notes	4.13	3/9/2021	30,000		30,535
CIT Group, Sr. Unscd. Notes	5.00	8/15/2022	65,000		69,225
CIT Group, Sr. Unscd. Notes	5.00	8/1/2023	30,000		32,238
CIT Group, Sub. Notes	6.13	3/9/2028	50,000		59,670
Deutsche Bank, Sub. Notes	4.50	4/1/2025	200,000		206,272
Dresdner Funding Trust I, Jr. Sub. Notes	8.15	6/30/2031	130,000	[a]	178,214
Freedom Mortgage, Sr. Unscd. Notes	8.13	11/15/2024	55,000	[a]	54,885
Intesa Sanpaolo, Sub. Notes	5.71	1/15/2026	75,000	[a]	83,425
Royal Bank of Scotland Group, Jr. Sub. Bonds	7.65	9/30/2031	30,000		43,432
				983,619
Building Materials - .1%
Boise Cascade, Gtd. Notes	5.63	9/1/2024	40,000	[a]	41,617

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Building Materials - .1% (continued)
Builders FirstSource, Sr. Scd. Notes	6.75	6/1/2027	45,000	[a]	49,412
Griffon, Gtd. Notes	5.25	3/1/2022	40,000		40,055
JELD-WEN, Gtd. Notes	4.63	12/15/2025	45,000	[a]	46,031
Masonite International, Gtd. Notes	5.75	9/15/2026	35,000	[a]	37,200
Standard Industries, Sr. Unscd. Notes	5.00	2/15/2027	100,000	[a]	104,482
Standard Industries, Sr. Unscd. Notes	6.00	10/15/2025	75,000	[a]	78,468
US Concrete, Gtd. Notes	6.38	6/1/2024	25,000		25,927
				423,192
Chemicals - .1%
Aruba Investments, Sr. Unscd. Notes	8.75	2/15/2023	80,000	[a]	80,633
Ashland, Gtd. Notes	4.75	8/15/2022	7,000		7,350
Blue Cube Spinco, Gtd. Notes	9.75	10/15/2023	20,000		21,375
Blue Cube Spinco, Gtd. Notes	10.00	10/15/2025	75,000		82,051
CF Industries, Gtd. Notes	3.45	6/1/2023	30,000		30,900
CF Industries, Gtd. Notes	4.95	6/1/2043	35,000		37,541
CF Industries, Gtd. Notes	5.38	3/15/2044	35,000		39,459
CVR Partners, Scd. Notes	9.25	6/15/2023	30,000	[a]	31,300
Element Solutions, Gtd. Notes	5.88	12/1/2025	100,000	[a]	103,611
H.B. Fuller, Sr. Unscd. Notes	4.00	2/15/2027	30,000		30,097
Hexion, Gtd. Notes	7.88	7/15/2027	20,000	[a]	20,651
INEOS Group Holdings, Scd. Notes	5.63	8/1/2024	75,000	[a]	77,062
Kissner Holdings, Sr. Scd. Notes	8.38	12/1/2022	20,000	[a]	20,900
Neon Holdings, Sr. Scd. Notes	10.13	4/1/2026	15,000	[a]	15,111
Olin, Sr. Unscd. Notes	5.00	2/1/2030	10,000		10,198
PolyOne, Sr. Unscd. Notes	5.25	3/15/2023	75,000		81,093
PQ, Sr. Scd. Notes	6.75	11/15/2022	25,000	[a]	25,687
Rayonier A.M. Products, Gtd. Notes	5.50	6/1/2024	25,000	[a]	18,823
The Chemours Company, Gtd. Notes	6.63	5/15/2023	24,000		23,676
The Chemours Company, Gtd. Notes	7.00	5/15/2025	15,000		14,386
TPC Group, Sr. Scd. Notes	10.50	8/1/2024	40,000	[a]	41,383
Trinseo Materials Operating, Gtd. Notes	5.38	9/1/2025	26,000	[a]	24,435
Tronox Finance, Gtd. Notes	5.75	10/1/2025	35,000	[a]	34,665
Valvoline, Gtd. Notes	5.50	7/15/2024	50,000		51,958
W.R Grace & Co., Gtd. Notes	5.13	10/1/2021	75,000	[a]	78,052
				1,002,397
Commercial & Professional Services - .2%
Ahern Rentals, Scd. Notes	7.38	5/15/2023	40,000	[a]	31,817
Allied Universal Holdco, Sr. Scd. Notes	6.63	7/15/2026	40,000	[a]	42,600
Allied Universal Holdco, Sr. Unscd. Notes	9.75	7/15/2027	40,000	[a]	42,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Commercial & Professional Services - .2% (continued)
APX Group, Sr. Scd. Notes	7.88	12/1/2022	75,000		76,781
Atento Luxco 1, Sr. Scd. Notes	6.13	8/10/2022	70,000	[a]	70,787
Avis Budget Car Rental, Gtd. Notes	5.50	4/1/2023	12,000		12,185
Capitol Investment Merger Sub 2, Scd. Notes	10.00	8/1/2024	70,000	[a]	72,917
Emeco, Sr. Scd. Notes, Ser. B	9.25	3/31/2022	60,000		63,000
Harsco, Gtd. Notes	5.75	7/31/2027	25,000	[a]	25,626
Jaguar Holding II, Gtd. Notes	6.38	8/1/2023	50,000	[a]	51,500
Korn Ferry, Gtd. Notes	4.63	12/15/2027	20,000	[a]	20,127
Midas Intermediate Holdco II, Gtd. Notes	7.88	10/1/2022	60,000	[a]	57,544
MPH Acquisition Holdings, Gtd. Notes	7.13	6/1/2024	115,000	[a]	111,678
Nielsen Finance, Gtd. Notes	5.00	4/15/2022	115,000	[a]	115,780
Prime Security Services Borrower, Sr. Scd. Notes	5.25	4/15/2024	80,000	[a]	83,567
Prime Security Services Borrower, Sr. Scd. Notes	5.75	4/15/2026	25,000	[a]	26,422
Refinitiv US Holdings, Gtd. Notes	8.25	11/15/2026	130,000	[a]	144,872
Ritchie Bros Auctioneers, Gtd. Notes	5.38	1/15/2025	50,000	[a]	52,042
Service Corp. International, Sr. Unscd. Notes	5.38	5/15/2024	20,000		20,535
Service Corp. International, Sr. Unscd. Notes	7.50	4/1/2027	65,000		79,160
Team Health Holdings, Gtd. Notes	6.38	2/1/2025	30,000	[a]	17,713
The ADT Security, Sr. Scd. Notes	3.50	7/15/2022	40,000		40,662
The ADT Security, Sr. Scd. Notes	6.25	10/15/2021	40,000		42,407
The Hertz, Gtd. Notes	5.50	10/15/2024	75,000	[a]	76,250
The Hertz, Gtd. Notes	6.25	10/15/2022	5,000		5,062
The Nielsen Company, Gtd. Notes	5.00	2/1/2025	35,000	[a]	35,704
The ServiceMaster Company, Gtd. Notes	5.13	11/15/2024	15,000	[a]	15,533
United Rentals North America, Gtd. Notes	4.88	1/15/2028	70,000		73,104
United Rentals North America, Gtd. Notes	5.50	5/15/2027	120,000		127,779
United Rentals North America, Gtd. Notes	5.88	9/15/2026	40,000		42,651
United Rentals North America, Gtd. Notes	6.50	12/15/2026	45,000		48,965
Verscend Escrow, Sr. Unscd. Notes	9.75	8/15/2026	65,000	[a]	70,852
WEX, Sr. Scd. Notes	4.75	2/1/2023	50,000	[a]	50,646
				1,849,061
Consumer Discretionary - .4%
AMC Entertainment Holdings, Gtd. Notes	5.75	6/15/2025	10,000		8,909

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Consumer Discretionary - .4% (continued)
AMC Entertainment Holdings, Gtd. Notes	5.88	11/15/2026	10,000		8,673
Anixter, Gtd. Notes	5.13	10/1/2021	20,000		20,883
Ashton Woods USA, Sr. Unscd. Notes	9.88	4/1/2027	10,000	[a]	11,528
Beazer Homes USA, Gtd. Notes	5.88	10/15/2027	25,000		26,001
Boyd Gaming, Gtd. Notes	6.00	8/15/2026	45,000		47,941
Boyd Gaming, Gtd. Notes	6.38	4/1/2026	75,000		79,882
Boyne USA, Scd. Notes	7.25	5/1/2025	20,000	[a]	21,758
Brookfield Residential Properties, Gtd. Notes	6.25	9/15/2027	40,000	[a]	42,874
Brookfield Residential Properties, Gtd. Notes	6.38	5/15/2025	20,000	[a]	20,758
Caesars Resort Collection, Gtd. Notes	5.25	10/15/2025	85,000	[a]	86,479
Century Communities, Gtd. Notes	5.88	7/15/2025	50,000		52,646
Century Communities, Gtd. Notes	6.75	6/1/2027	25,000	[a]	27,183
Churchill Downs, Gtd. Notes	4.75	1/15/2028	50,000	[a]	51,593
Churchill Downs, Gtd. Notes	5.50	4/1/2027	40,000	[a]	42,274
Cinemark USA, Gtd. Notes	4.88	6/1/2023	45,000		45,675
Constellation Merger Sub, Sr. Unscd. Notes	8.50	9/15/2025	45,000	[a]	41,081
Core & Main, Sr. Unscd. Notes	6.13	8/15/2025	50,000	[a]	51,493
Diamond Resorts International, Sr. Scd. Notes	7.75	9/1/2023	100,000	[a]	103,099
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Scd. Notes	10.50	2/15/2023	10,000	[a]	10,424
Eldorado Resorts, Gtd. Notes	6.00	4/1/2025	100,000		104,851
Forestar Group, Gtd. Notes	8.00	4/15/2024	20,000	[a]	21,858
Gateway Casinos & Entertainment, Scd. Notes	8.25	3/1/2024	10,000	[a]	10,446
Hilton Domestic Operating, Gtd. Notes	4.25	9/1/2024	75,000		76,344
Hilton Domestic Operating, Gtd. Notes	5.13	5/1/2026	125,000		131,256
Hilton Worldwide Finance, Gtd. Notes	4.63	4/1/2025	35,000		35,890
Hilton Worldwide Finance, Gtd. Notes	4.88	4/1/2027	70,000		73,804
International Game Technology, Sr. Scd. Notes	6.50	2/15/2025	75,000	[a]	84,749
K. Hovnanian Enterprises, Sr. Scd. Notes	10.00	11/15/2025	60,000	[a]	45,750
Kar Auction Services, Gtd. Notes	5.13	6/1/2025	90,000	[a]	92,512
KB Home, Gtd. Notes	7.50	9/15/2022	50,000		56,453
Lennar, Gtd. Notes	4.75	5/30/2025	45,000		49,231
Lennar, Gtd. Notes	4.75	11/29/2027	40,000		44,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Consumer Discretionary - .4% (continued)
Lennar, Gtd. Notes	4.75	11/15/2022	75,000		79,165
Lennar, Gtd. Notes	5.25	6/1/2026	60,000		66,621
Lennar, Gtd. Notes	5.88	11/15/2024	100,000		112,916
LGI Homes, Gtd. Notes	6.88	7/15/2026	35,000	[a]	37,068
Lions Gate Capital Holdings, Gtd. Notes	5.88	11/1/2024	20,000	[a]	19,608
Live Nation Entertainment, Gtd. Notes	5.63	3/15/2026	40,000	[a]	42,714
Mattel, Gtd. Notes	6.75	12/31/2025	45,000	[a]	48,356
MDC Holdings, Gtd. Notes	6.00	1/15/2043	75,000		83,618
Meritage Homes, Gtd. Notes	5.13	6/6/2027	73,000		78,683
Meritage Homes, Gtd. Notes	6.00	6/1/2025	20,000		22,658
MGM Resorts International, Gtd. Notes	6.00	3/15/2023	75,000		82,446
MGM Resorts International, Gtd. Notes	7.75	3/15/2022	75,000		83,199
Mohegan Gaming & Entertainment, Gtd. Notes	7.88	10/15/2024	75,000	[a]	76,656
PulteGroup, Gtd. Notes	5.00	1/15/2027	25,000		27,683
PulteGroup, Gtd. Notes	5.50	3/1/2026	75,000		83,987
PulteGroup, Gtd. Notes	7.88	6/15/2032	50,000		67,177
Sabre Global, Sr. Scd. Notes	5.25	11/15/2023	50,000	[a]	51,313
Scientific Games International, Gtd. Notes	8.25	3/15/2026	65,000	[a]	70,647
Six Flags Entertainment, Gtd. Notes	4.88	7/31/2024	55,000	[a]	56,421
Six Flags Entertainment, Gtd. Notes	5.50	4/15/2027	35,000	[a]	36,423
Stars Group Holdings, Gtd. Notes	7.00	7/15/2026	90,000	[a]	97,929
Tempur Sealy International, Gtd. Notes	5.50	6/15/2026	75,000		78,736
Toll Brothers Finance, Gtd. Notes	4.35	2/15/2028	50,000		52,767
Toll Brothers Finance, Gtd. Notes	4.88	11/15/2025	15,000		16,450
Toll Brothers Finance, Gtd. Notes	5.88	2/15/2022	35,000		37,242
TRI Pointe Group, Gtd. Notes	5.25	6/1/2027	80,000		85,228
TRI Pointe Group, Gtd. Notes	5.88	6/15/2024	20,000		21,758
VOC Escrow, Sr. Scd. Notes	5.00	2/15/2028	100,000	[a]	103,685
William Lyon Homes, Gtd. Notes	5.88	1/31/2025	25,000		25,823
William Lyon Homes, Gtd. Notes	6.63	7/15/2027	60,000	[a]	64,971
WMG Acquisition, Gtd. Notes	5.50	4/15/2026	20,000	[a]	21,107
Wolverine Escrow, Sr. Scd. Notes	9.00	11/15/2026	35,000	[a]	36,418
Wyndham Destinations, Sr. Scd. Notes	4.25	3/1/2022	25,000		25,656
Wyndham Destinations, Sr. Scd. Notes	4.63	3/1/2030	10,000	[a]	10,281
Wyndham Destinations, Sr. Scd. Notes	5.40	4/1/2024	15,000		16,056

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Consumer Discretionary - .4% (continued)
Wyndham Destinations, Sr. Scd. Notes	5.75	4/1/2027	90,000		98,469
Wynn Las Vegas, Gtd. Notes	5.25	5/15/2027	50,000	[a]	51,938
Wynn Las Vegas, Gtd. Notes	5.50	3/1/2025	80,000	[a]	83,599
Wynn Resorts Finance, Gtd. Notes	5.13	10/1/2029	45,000	[a]	46,772
				3,830,916
Consumer Durables & Apparel - .0%
Hanesbrands, Gtd. Notes	4.63	5/15/2024	40,000	[a]	41,983
Hanesbrands, Gtd. Notes	4.88	5/15/2026	40,000	[a]	42,224
Under Armour, Sr. Unscd. Notes	3.25	6/15/2026	30,000		29,421
				113,628
Consumer Staples - .1%
Avon Products, Sr. Unscd. Notes	7.00	3/15/2023	5,000		5,502
Avon Products, Sr. Unscd. Notes	8.95	3/15/2043	25,000		33,127
Central Garden & Pet, Gtd. Notes	5.13	2/1/2028	50,000		52,017
Coty, Gtd. Notes	6.50	4/15/2026	25,000	[a]	26,126
Edgewell Personal Care, Gtd. Notes	4.70	5/24/2022	50,000		51,625
Kronos Acquistion Holdings, Gtd. Notes	9.00	8/15/2023	25,000	[a]	24,082
Newell Brands, Sr. Unscd. Notes	3.85	4/1/2023	100,000		104,354
Newell Brands, Sr. Unscd. Notes	4.20	4/1/2026	190,000		198,678
Newell Brands, Sr. Unscd. Notes	5.50	4/1/2046	25,000		27,450
Revlon Consumer Products, Gtd. Notes	5.75	2/15/2021	25,000		22,056
Revlon Consumer Products, Gtd. Notes	6.25	8/1/2024	25,000		11,448
Spectrum Brands, Gtd. Notes	5.75	7/15/2025	75,000		78,093
The Scotts Miracle-Gro Company, Gtd. Notes	5.25	12/15/2026	75,000		80,089
Tupperware Brands, Gtd. Notes	4.75	6/1/2021	40,000		39,490
				754,137
Diversified Financials - .2%
Ally Financial, Sub. Notes	5.75	11/20/2025	50,000		56,960
Credit Acceptance, Gtd. Bonds	7.38	3/15/2023	55,000		56,237
Credit Acceptance, Gtd. Notes	5.13	12/31/2024	20,000	[a]	20,950
Curo Group Holdings, Sr. Scd. Notes	8.25	9/1/2025	80,000	[a]	70,733
Enova International, Gtd. Notes	8.50	9/1/2024	50,000	[a]	49,271
Icahn Enterprises, Gtd. Notes	4.75	9/15/2024	35,000	[a]	35,875
Icahn Enterprises, Gtd. Notes	5.25	5/15/2027	30,000	[a]	30,150
Icahn Enterprises, Gtd. Notes	5.88	2/1/2022	125,000		125,000
Icahn Enterprises, Gtd. Notes	6.25	5/15/2026	60,000		63,093
Icahn Enterprises, Gtd. Notes	6.38	12/15/2025	60,000		62,750
LPL Holdings, Gtd. Notes	5.75	9/15/2025	100,000	[a]	104,499
Nationstar Mortgage, Gtd. Notes	6.50	6/1/2022	100,000		100,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Diversified Financials - .2% (continued)
Nationstar Mortgage, Gtd. Notes	6.50	7/1/2021	5,000		5,012
Navient, Sr. Unscd. Notes	5.50	1/25/2023	75,000		78,562
Navient, Sr. Unscd. Notes	5.88	10/25/2024	50,000		52,871
Navient, Sr. Unscd. Notes	6.13	3/25/2024	95,000		101,442
Navient, Sr. Unscd. Notes	6.50	6/15/2022	40,000		42,600
Quicken Loans, Gtd. Notes	5.75	5/1/2025	60,000	[a]	62,225
SLM, Sr. Unscd. Notes	5.13	4/5/2022	75,000		77,625
Springleaf Finance, Gtd. Notes	6.13	3/15/2024	110,000		119,624
Springleaf Finance, Gtd. Notes	6.13	5/15/2022	50,000		53,375
Springleaf Finance, Gtd. Notes	6.88	3/15/2025	100,000		112,999
Springleaf Finance, Gtd. Notes	7.13	3/15/2026	45,000		51,715
				1,533,755
Electronic Components - .0%
Energizer Holdings, Gtd. Notes	7.75	1/15/2027	40,000	[a]	44,176
EnerSys, Gtd. Notes	4.38	12/15/2027	10,000	[a]	10,000
Ingram Micro, Sr. Unscd. Notes	5.00	8/10/2022	15,000		15,504
Ingram Micro, Sr. Unscd. Notes	5.45	12/15/2024	75,000		80,159
Sensata Technologies, Gtd. Notes	4.88	10/15/2023	75,000	[a]	80,062
WESCO Distribution, Gtd. Notes	5.38	12/15/2021	5,000		5,034
				234,935
Energy - .6%
American Midstream Partners, Gtd. Notes	9.50	12/15/2021	50,000	[a]	50,020
Antero Midstream Partners, Gtd. Notes	5.38	9/15/2024	75,000		66,600
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	80,000	[a]	62,418
Antero Resources, Gtd. Notes	5.38	11/1/2021	60,000		57,409
Antero Resources, Gtd. Notes	5.63	6/1/2023	50,000		36,125
Apergy, Gtd. Notes	6.38	5/1/2026	40,000		42,514
Archrock Partners, Gtd. Notes	6.00	10/1/2022	15,000		15,061
Archrock Partners, Gtd. Notes	6.25	4/1/2028	20,000	[a]	20,625
Ascent Resources Utica Holdings, Sr. Unscd. Notes	10.00	4/1/2022	32,000	[a]	31,440
Blue Racer Midstream, Gtd. Notes	6.13	11/15/2022	35,000	[a]	34,261
Bruin E&P Partners, Sr. Unscd. Notes	8.88	8/1/2023	45,000	[a]	29,606
Buckeye Partners, Jr. Sub. Notes	6.38	1/22/2078	55,000		45,461
Buckeye Partners, Sr. Unscd. Notes	3.95	12/1/2026	40,000		39,724
Buckeye Partners, Sr. Unscd. Notes	4.13	12/1/2027	30,000		29,635
Buckeye Partners, Sr. Unscd. Notes	4.15	7/1/2023	30,000		30,354
Buckeye Partners, Sr. Unscd. Notes	4.35	10/15/2024	25,000		25,248
Buckeye Partners, Sr. Unscd. Notes	4.88	2/1/2021	40,000		40,611
Buckeye Partners, Sr. Unscd. Notes	5.60	10/15/2044	30,000		28,001
Buckeye Partners, Sr. Unscd. Notes	5.85	11/15/2043	30,000		27,982

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Energy - .6% (continued)
Calfrac Holdings, Gtd. Notes	8.50	6/15/2026	60,000	[a]	22,802
California Resources, Scd. Notes	8.00	12/15/2022	60,000	[a]	20,550
Callon Petroleum, Gtd. Notes	6.13	10/1/2024	55,000		52,731
Callon Petroleum, Gtd. Notes	6.25	4/15/2023	75,000		75,374
Centennial Resource Production, Gtd. Notes	5.38	1/15/2026	70,000	[a]	65,999
Cheniere Energy Partners, Gtd. Notes	5.63	10/1/2026	45,000		47,222
Cheniere Energy Partners, Sr. Scd. Notes	5.25	10/1/2025	60,000		61,949
Chesapeake Energy, Gtd. Notes	6.13	2/15/2021	5,000		4,390
Chesapeake Energy, Gtd. Notes	8.00	3/15/2026	65,000	[a]	33,304
CNX Resources, Gtd. Notes	5.88	4/15/2022	66,000		65,340
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	80,000	[a]	80,706
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	20,000		20,356
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	75,000		75,843
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	55,000	[a]	55,625
CSI Compressco, Gtd. Notes	7.25	8/15/2022	100,000		94,281
DCP Midstream Operating, Gtd. Notes	3.88	3/15/2023	80,000		81,799
DCP Midstream Operating, Gtd. Notes	4.75	9/30/2021	20,000	[a]	20,520
DCP Midstream Operating, Gtd. Notes	4.95	4/1/2022	10,000		10,353
DCP Midstream Operating, Gtd. Notes	6.75	9/15/2037	50,000	[a]	54,047
Denbury Resources, Scd. Bonds	9.00	5/15/2021	40,000	[a]	37,690
Denbury Resources, Scd. Notes	9.25	3/31/2022	50,000	[a]	43,859
Diamond Offshore Drilling, Sr. Unscd. Notes	3.45	11/1/2023	30,000		24,725
Diamond Offshore Drilling, Sr. Unscd. Notes	4.88	11/1/2043	30,000		14,803
Diamond Offshore Drilling, Sr. Unscd. Notes	7.88	8/15/2025	20,000		16,375
Endeavor Energy Resource, Sr. Unscd. Notes	5.50	1/30/2026	75,000	[a]	77,143
Energy Ventures Gom, Scd. Notes	11.00	2/15/2023	30,000	[a]	30,162
EnLink Midstream, Gtd. Notes	5.38	6/1/2029	45,000		40,830
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	90,000		83,213
EnLink Midstream Partners, Sr. Unscd. Notes	4.85	7/15/2026	25,000		22,933

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Energy - .6% (continued)
EnLink Midstream Partners, Sr. Unscd. Notes	5.05	4/1/2045	15,000		11,302
EnLink Midstream Partners, Sr. Unscd. Notes	5.45	6/1/2047	25,000		19,815
EnLink Midstream Partners, Sr. Unscd. Notes	5.60	4/1/2044	15,000		11,722
Genesis Energy, Gtd. Notes	6.00	5/15/2023	50,000		50,381
Genesis Energy, Gtd. Notes	6.25	5/15/2026	50,000		47,886
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	30,000		16,611
Gulfport Energy, Gtd. Notes	6.38	1/15/2026	45,000		21,809
Hess Midstream Operations, Gtd. Notes	5.63	2/15/2026	30,000	[a]	31,471
HighPoint Operating, Gtd. Notes	7.00	10/15/2022	35,000		33,327
HighPoint Operating, Gtd. Notes	8.75	6/15/2025	30,000		27,713
Hilcorp Energy I, Sr. Unscd. Notes	5.75	10/1/2025	75,000	[a]	68,031
Hilcorp Energy I, Sr. Unscd. Notes	6.25	11/1/2028	35,000	[a]	31,250
Martin Midstream Partners, Gtd. Notes	7.25	2/15/2021	15,000		13,844
Matador Resources, Gtd. Notes	5.88	9/15/2026	45,000		44,160
MEG Energy, Gtd. Notes	7.00	3/31/2024	95,000	[a]	95,911
MEG Energy, Scd. Notes	6.50	1/15/2025	50,000	[a]	52,406
Montage Resources, Gtd. Notes	8.88	7/15/2023	75,000		63,093
Murphy Oil, Sr. Unscd. Notes	5.75	8/15/2025	70,000		72,203
Murphy Oil, Sr. Unscd. Notes	5.88	12/1/2042	15,000		14,077
Murphy Oil, Sr. Unscd. Notes	6.88	8/15/2024	25,000		26,115
Nabors Industries, Gtd. Notes	5.75	2/1/2025	35,000		28,802
NGL Energy Partners, Gtd. Notes	6.13	3/1/2025	75,000		71,094
NGL Energy Partners, Gtd. Notes	7.50	4/15/2026	70,000	[a]	68,066
Noble Holding International, Gtd. Notes	5.25	3/15/2042	20,000		6,500
Noble Holding International, Gtd. Notes	6.05	3/1/2041	100,000		33,500
Noble Holding International, Gtd. Notes	7.75	1/15/2024	7,000		3,625
NuStar Logistics, Gtd. Notes	4.75	2/1/2022	125,000		128,789
Oceaneering International, Sr. Unscd. Notes	4.65	11/15/2024	80,000		77,400
Parsley Energy, Gtd. Notes	5.38	1/15/2025	60,000	[a]	61,882
Parsley Energy, Gtd. Notes	5.63	10/15/2027	95,000	[a]	100,828
Parsley Energy, Gtd. Notes	6.25	6/1/2024	20,000	[a]	20,758
Pattern Energy Group, Gtd. Notes	5.88	2/1/2024	50,000	[a]	51,521
PBF Holding, Gtd. Notes	7.00	11/15/2023	20,000		20,670
PBF Logistics, Gtd. Notes	6.88	5/15/2023	75,000		77,343
PDC Energy, Sr. Unscd. Notes	6.25	12/1/2025	95,000		95,949
Pride International, Gtd. Notes	7.88	8/15/2040	45,000		21,488

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Energy - .6% (continued)
QEP Resources, Sr. Unscd. Notes	5.25	5/1/2023	10,000		9,625
QEP Resources, Sr. Unscd. Notes	5.38	10/1/2022	35,000		35,186
QEP Resources, Sr. Unscd. Notes	5.63	3/1/2026	5,000		4,472
QEP Resources, Sr. Unscd. Notes	6.88	3/1/2021	30,000		30,800
Range Resources, Gtd. Notes	4.88	5/15/2025	15,000		11,700
Range Resources, Gtd. Notes	5.00	3/15/2023	30,000		25,875
Range Resources, Gtd. Notes	5.00	8/15/2022	10,000		9,477
Seven Generations Energy, Gtd. Notes	6.88	6/30/2023	120,000	[a]	124,191
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	5,000		4,540
SM Energy, Sr. Unscd. Notes	6.13	11/15/2022	22,000		21,842
SM Energy, Sr. Unscd. Notes	6.75	9/15/2026	20,000		18,218
Southwestern Energy, Gtd. Notes	6.20	1/23/2025	30,000		25,050
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	35,000		29,303
Southwestern Energy, Gtd. Notes	7.75	10/1/2027	5,000		4,163
Summit Midstream Holdings, Gtd. Notes	5.75	4/15/2025	75,000		57,906
Suncor Energy Ventures, Gtd. Notes	4.50	4/1/2022	100,000	[a]	103,273
Sunoco, Gtd. Notes	4.88	1/15/2023	50,000		51,458
Sunoco, Gtd. Notes	5.88	3/15/2028	75,000		80,002
Tallgrass Energy Partners, Gtd. Notes	4.75	10/1/2023	70,000	[a]	70,263
Tallgrass Energy Partners, Gtd. Notes	5.50	1/15/2028	80,000	[a]	80,186
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	80,000		81,586
Targa Resources Partners, Gtd. Notes	5.88	4/15/2026	45,000		47,559
Targa Resources Partners, Gtd. Notes	6.50	7/15/2027	85,000		92,862
Targa Resources Partners, Gtd. Notes	6.88	1/15/2029	85,000		93,872
Teine Energy, Sr. Unscd. Notes	6.88	9/30/2022	60,000	[a]	60,094
TerraForm Power Operating, Gtd. Notes	4.75	1/15/2030	25,000	[a]	26,391
Transocean, Gtd. Notes	6.80	3/15/2038	45,000		28,917
Transocean, Gtd. Notes	7.50	4/15/2031	75,000		54,752
Transocean, Gtd. Notes	7.50	1/15/2026	30,000	[a]	28,345
Transocean, Gtd. Notes	9.00	7/15/2023	45,000	[a]	48,487
Transocean Phoenix 2, Sr. Scd. Notes	7.75	10/15/2024	52,500	[a]	55,803
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	50,000	[a]	52,366
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	85,000		88,559
Valaris, Gtd. Notes	4.88	6/1/2022	25,000		18,570
Valaris, Gtd. Notes	5.85	1/15/2044	20,000		10,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Energy - .6% (continued)
Valaris, Sr. Unscd. Notes	5.75	10/1/2044	45,000		18,717
Valaris, Sr. Unscd. Notes	7.75	2/1/2026	70,000		35,527
Vantage Drilling International, Sr. Scd. Notes	9.25	11/15/2023	35,000	[a]	33,440
Weatherford International, Gtd. Notes	11.00	12/1/2024	50,000	[a]	53,213
Whiting Petroleum, Gtd. Notes	5.75	3/15/2021	55,000		51,549
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	75,000		78,749
				5,526,318
Environmental Control - .0%
Clean Harbors, Gtd. Notes	5.13	7/15/2029	35,000	[a]	37,375
Covanta Holding, Sr. Unscd. Notes	6.00	1/1/2027	95,000		99,071
GFL Environmental, Sr. Unscd. Notes	5.38	3/1/2023	100,000	[a]	102,375
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	15,000	[a]	15,676
Tervita, Scd. Notes	7.63	12/1/2021	60,000	[a]	61,185
				315,682
Food Products - .1%
Albertsons, Gtd. Notes	5.75	3/15/2025	75,000		77,845
Albertsons, Gtd. Notes	6.63	6/15/2024	75,000		78,187
Albertsons, Gtd. Notes	7.50	3/15/2026	70,000	[a]	77,656
Chobani, Gtd. Notes	7.50	4/15/2025	80,000	[a]	79,769
Dole Food, Sr. Scd. Notes	7.25	6/15/2025	50,000	[a]	48,896
JBS USA Finance, Gtd. Notes	5.75	6/15/2025	100,000	[a]	103,841
JBS USA Finance, Gtd. Notes	5.88	7/15/2024	40,000	[a]	41,050
JBS USA Finance, Gtd. Notes	6.75	2/15/2028	95,000	[a]	105,389
Nathan's Famous, Sr. Scd. Notes	6.63	11/1/2025	30,000	[a]	31,050
Pilgrim's Pride, Gtd. Notes	5.75	3/15/2025	40,000	[a]	41,183
Post Holdings, Gtd. Notes	5.00	8/15/2026	115,000	[a]	118,950
Post Holdings, Gtd. Notes	5.50	3/1/2025	40,000	[a]	41,517
Post Holdings, Gtd. Notes	5.63	1/15/2028	50,000	[a]	52,967
Safeway, Sr. Unscd. Debs.	7.25	2/1/2031	50,000		54,142
Simmons Foods, Scd. Notes	5.75	11/1/2024	55,000	[a]	55,665
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	25,000	[a]	12,375
TreeHouse Foods, Gtd. Notes	6.00	2/15/2024	75,000	[a]	77,219
US Foods, Gtd. Notes	5.88	6/15/2024	75,000	[a]	76,854
				1,174,555
Food Service - .0%
Aramark Services, Gtd. Notes	4.75	6/1/2026	50,000		52,116
Aramark Services, Gtd. Notes	5.00	2/1/2028	95,000	[a]	99,688
				151,804
Forest Products & Other - .0%
Mercer International, Sr. Unscd. Notes	6.50	2/1/2024	10,000		10,354

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Forest Products & Other - .0% (continued)
Resolute Forest Products, Gtd. Notes	5.88	5/15/2023	75,000		75,594
				85,948
Health Care - .5%
Acadia Healthcare, Gtd. Notes	6.13	3/15/2021	5,000		5,019
Avantor, Sr. Scd. Notes	6.00	10/1/2024	110,000	[a]	117,104
Bausch Health, Gtd. Notes	5.00	1/30/2028	50,000	[a]	50,750
Bausch Health, Gtd. Notes	5.25	1/30/2030	50,000	[a]	51,063
Bausch Health, Gtd. Notes	5.50	3/1/2023	70,000	[a]	70,379
Bausch Health, Gtd. Notes	5.88	5/15/2023	8,000	[a]	8,075
Bausch Health, Gtd. Notes	6.13	4/15/2025	150,000	[a]	154,606
Bausch Health, Gtd. Notes	7.00	1/15/2028	80,000	[a]	86,799
Bausch Health, Gtd. Notes	7.25	5/30/2029	80,000	[a]	89,798
Bausch Health, Sr. Scd. Notes	7.00	3/15/2024	90,000	[a]	93,491
Bausch Health Americas, Gtd. Notes	8.50	1/31/2027	125,000	[a]	141,637
Centene, Sr. Unscd. Notes	4.75	5/15/2022	100,000		101,932
Centene, Sr. Unscd. Notes	4.75	1/15/2025	50,000		51,771
Centene, Sr. Unscd. Notes	5.25	4/1/2025	50,000	[a]	52,000
Centene, Sr. Unscd. Notes	5.38	6/1/2026	110,000	[a]	117,216
Community Health Systems, Gtd. Notes	6.88	2/1/2022	94,000		85,775
Community Health Systems, Scd. Notes	8.13	6/30/2024	19,000	[a]	17,119
Community Health Systems, Scd. Notes	9.88	6/30/2023	85,000	[a]	80,148
Community Health Systems, Sr. Scd. Notes	5.13	8/1/2021	50,000		50,153
Community Health Systems, Sr. Scd. Notes	6.25	3/31/2023	110,000		112,475
Community Health Systems, Sr. Scd. Notes	8.00	3/15/2026	50,000	[a]	52,204
Community Health Systems, Sr. Scd. Notes	8.63	1/15/2024	90,000	[a]	95,849
DaVita, Gtd. Notes	5.00	5/1/2025	75,000		77,031
DaVita, Gtd. Notes	5.13	7/15/2024	90,000		92,213
Elanco Animal Health, Sr. Unscd. Notes	4.90	8/28/2028	55,000		62,798
Encompass Health, Gtd. Notes	5.75	11/1/2024	23,000		23,329
Encompass Health, Gtd. Notes	5.75	9/15/2025	100,000		104,291
Endo Finance, Gtd. Notes	5.38	1/15/2023	10,000	[a]	7,471
Endo Finance, Gtd. Notes	5.75	1/15/2022	10,000	[a]	8,150
Endo Finance, Gtd. Notes	6.00	2/1/2025	75,000	[a]	52,148
Envision Healthcare, Gtd. Notes	8.75	10/15/2026	50,000	[a]	30,292
HCA, Gtd. Notes	5.38	2/1/2025	120,000		134,362
HCA, Gtd. Notes	5.38	9/1/2026	75,000		84,568
HCA, Gtd. Notes	5.88	5/1/2023	100,000		110,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Health Care - .5% (continued)
HCA, Gtd. Notes	5.88	2/1/2029	100,000		118,135
HCA, Gtd. Notes	7.50	2/15/2022	90,000		98,952
HCA, Gtd. Notes	8.36	4/15/2024	55,000		66,687
Hologic, Gtd. Notes	4.63	2/1/2028	75,000	[a]	79,121
Immucor, Gtd. Notes	11.13	2/15/2022	60,000	[a]	59,569
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	75,000		78,312
MEDNAX, Gtd. Notes	5.25	12/1/2023	85,000	[a]	86,877
MEDNAX, Gtd. Notes	6.25	1/15/2027	90,000	[a]	91,915
Molina Healthcare, Sr. Unscd. Notes	5.38	11/15/2022	75,000		79,547
Ortho-Clinical Diagnostics, Sr. Unscd. Notes	6.63	5/15/2022	27,000	[a]	26,966
Par Pharmaceutical, Sr. Scd. Notes	7.50	4/1/2027	25,000	[a]	25,501
RegionalCare Hospital Partners Holdings, Gtd. Notes	9.75	12/1/2026	80,000	[a]	89,502
RegionalCare Hospital Partners Holdings, Sr. Scd. Notes	8.25	5/1/2023	20,000	[a]	21,019
Surgery Center Holdings, Gtd. Notes	6.75	7/1/2025	45,000	[a]	45,769
Surgery Center Holdings, Gtd. Notes	10.00	4/15/2027	45,000	[a]	50,375
Teleflex, Gtd. Notes	4.63	11/15/2027	85,000		89,620
Tenet Healthcare, Scd. Notes	5.13	5/1/2025	25,000		25,500
Tenet Healthcare, Scd. Notes	6.25	2/1/2027	80,000	[a]	84,708
Tenet Healthcare, Sr. Scd. Notes	4.63	7/15/2024	100,000		102,708
Tenet Healthcare, Sr. Scd. Notes	4.88	1/1/2026	90,000	[a]	93,712
Tenet Healthcare, Sr. Scd. Notes	5.13	11/1/2027	80,000	[a]	84,300
Tenet Healthcare, Sr. Unscd. Notes	6.75	6/15/2023	65,000		70,823
Tenet Healthcare, Sr. Unscd. Notes	8.13	4/1/2022	125,000		136,790
West Street Merger Sub, Sr. Unscd. Notes	6.38	9/1/2025	100,000	[a]	98,749
				4,277,339
Industrial - .2%
AECOM, Gtd. Notes	5.13	3/15/2027	60,000		64,209
AECOM, Gtd. Notes	5.88	10/15/2024	55,000		61,082
AerCap Global Aviation Trust, Gtd. Notes	6.50	6/15/2045	75,000	[a]	83,632
Amsted Industries, Sr. Unscd. Notes	4.63	5/15/2030	20,000	[a]	20,300
Brand Industrial Services, Sr. Unscd. Notes	8.50	7/15/2025	100,000	[a]	100,486
CDW, Gtd. Notes	5.00	9/1/2025	25,000		26,021
CDW, Gtd. Notes	5.50	12/1/2024	80,000		89,467
Cloud Crane, Scd. Notes	10.13	8/1/2024	45,000	[a]	48,047
EnPro Industries, Gtd. Notes	5.75	10/15/2026	45,000		47,603
Fortress Transportation & Infrastructure Investors, Sr. Unscd. Notes	6.50	10/1/2025	70,000	[a]	74,521

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Industrial - .2% (continued)
Fortress Transportation & Infrastructure Investors, Sr. Unscd. Notes	6.75	3/15/2022	60,000	[a]	61,907
Foxtrot Escrow Issuer, Sr. Scd. Notes	12.25	11/15/2026	50,000	[a]	51,844
Frontdoor, Sr. Unscd. Notes	6.75	8/15/2026	20,000	[a]	21,920
Great Lakes Dredge & Dock, Gtd. Notes	8.00	5/15/2022	75,000		78,961
Koppers, Gtd. Notes	6.00	2/15/2025	25,000	[a]	25,675
Mobile Mini, Gtd. Notes	5.88	7/1/2024	50,000		52,125
New Enterprise Stone & Lime, Sr. Unscd. Notes	10.13	4/1/2022	80,000	[a]	84,025
SPX FLOW, Gtd. Notes	5.63	8/15/2024	40,000	[a]	41,717
Stena, Sr. Unscd. Notes	7.00	2/1/2024	75,000	[a]	77,187
Terex, Gtd. Notes	5.63	2/1/2025	35,000	[a]	36,094
Trinity Industries, Gtd. Notes	4.55	10/1/2024	75,000		78,125
Vistajet Malta Finance, Sr. Unscd. Notes	10.50	6/1/2024	40,000	[a]	37,983
Weekley Homes, Sr. Unscd. Notes	6.63	8/15/2025	75,000		78,406
Xerox, Sr. Unscd. Notes	3.80	5/15/2024	100,000		101,791
Xerox, Sr. Unscd. Notes	4.13	3/15/2023	100,000		103,812
				1,546,940
Information Technology - .1%
ACI Worldwide, Gtd. Notes	5.75	8/15/2026	30,000	[a]	32,198
CDK Global, Sr. Unscd. Notes	4.88	6/1/2027	25,000		26,371
CDK Global, Sr. Unscd. Notes	5.00	10/15/2024	50,000		54,655
CDK Global, Sr. Unscd. Notes	5.25	5/15/2029	80,000	[a]	85,700
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/2025	75,000	[a]	76,573
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/2024	30,000	[a]	32,350
Granite Merger Sub 2, Gtd. Notes	11.00	7/15/2027	60,000	[a]	66,171
Infor US, Gtd. Notes	6.50	5/15/2022	50,000		50,286
Informatica, Sr. Unscd. Notes	7.13	7/15/2023	75,000	[a]	75,937
MSCI, Gtd. Notes	4.75	8/1/2026	75,000	[a]	78,737
MSCI, Gtd. Notes	5.25	11/15/2024	8,000	[a]	8,257
MSCI, Gtd. Notes	5.75	8/15/2025	65,000	[a]	67,986
Nuance Communications, Gtd. Bonds	5.63	12/15/2026	25,000		26,652
Open Text, Gtd. Notes	5.88	6/1/2026	75,000	[a]	79,357
Rackspace Hosting, Gtd. Notes	8.63	11/15/2024	85,000	[a]	84,362
Riverbed Technology, Gtd. Notes	8.88	3/1/2023	15,000	[a]	9,675
Solera Finance, Sr. Unscd. Notes	10.50	3/1/2024	75,000	[a]	79,466
SS&C Technologies, Gtd. Notes	5.50	9/30/2027	85,000	[a]	90,072
TIBCO Software, Sr. Unscd. Notes	11.38	12/1/2021	25,000	[a]	25,859

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Information Technology - .1% (continued)
Veritas Bermuda, Sr. Unscd. Notes	10.50	2/1/2024	75,000	[a]	69,125
				1,119,789
Insurance - .1%
Acrisure, Sr. Scd. Notes	8.13	2/15/2024	40,000	[a]	42,825
Acrisure, Sr. Unscd. Notes	7.00	11/15/2025	35,000	[a]	34,387
Acrisure, Sr. Unscd. Notes	10.13	8/1/2026	15,000	[a]	16,423
Alliant Holdings Intermediate, Sr. Unscd. Notes	6.75	10/15/2027	30,000	[a]	31,631
AmWINS Group, Gtd. Notes	7.75	7/1/2026	15,000	[a]	16,418
Assurant, Sub. Notes	7.00	3/27/2048	90,000		101,987
Genworth Holdings, Gtd. Notes	7.63	9/24/2021	15,000		15,859
GTCR AP Finance, Sr. Unscd. Notes	8.00	5/15/2027	20,000	[a]	21,257
HUB International, Sr. Unscd. Notes	7.00	5/1/2026	75,000	[a]	77,436
Radian Group, Sr. Unscd. Notes	4.50	10/1/2024	20,000		21,362
USI, Sr. Unscd. Notes	6.88	5/1/2025	25,000	[a]	25,688
				405,273
Internet Software & Services - .1%
Cogent Communications Group, Gtd. Notes	5.63	4/15/2021	10,000	[a]	10,028
Getty Images, Sr. Unscd. Notes	9.75	3/1/2027	20,000	[a]	20,157
Go Daddy Operating, Gtd. Notes	5.25	12/1/2027	75,000	[a]	78,795
GrubHub Holdings, Gtd. Notes	5.50	7/1/2027	70,000	[a]	68,467
Match Group, Sr. Unscd. Notes	5.63	2/15/2029	70,000	[a]	75,712
Netflix, Sr. Unscd. Bonds	4.38	11/15/2026	60,000		63,171
Netflix, Sr. Unscd. Notes	4.88	4/15/2028	75,000		80,439
Netflix, Sr. Unscd. Notes	5.38	11/15/2029	60,000	[a]	65,417
Netflix, Sr. Unscd. Notes	5.38	2/1/2021	15,000		15,428
Netflix, Sr. Unscd. Notes	5.50	2/15/2022	50,000		52,943
Netflix, Sr. Unscd. Notes	5.75	3/1/2024	40,000		44,417
Netflix, Sr. Unscd. Notes	5.88	2/15/2025	30,000		33,700
Netflix, Sr. Unscd. Notes	5.88	11/15/2028	50,000		56,400
Netflix, Sr. Unscd. Notes	6.38	5/15/2029	30,000		35,006
NortonLifeLock, Sr. Unscd. Notes	5.00	4/15/2025	30,000	[a]	30,647
Twitter, Sr. Unscd. Notes	3.88	12/15/2027	40,000	[a]	40,150
Uber Technologies, Gtd. Notes	7.50	11/1/2023	60,000	[a]	62,849
Uber Technologies, Gtd. Notes	8.00	11/1/2026	105,000	[a]	111,844
VeriSign, Sr. Unscd. Notes	4.75	7/15/2027	40,000		42,274
VeriSign, Sr. Unscd. Notes	5.25	4/1/2025	22,000		24,268
Zayo Group, Gtd. Notes	5.75	1/15/2027	55,000	[a]	56,320
Zayo Group, Gtd. Notes	6.38	5/15/2025	25,000		25,602
				1,094,034
Materials - .2%
Ardagh Packaging Finance, Gtd. Notes	6.00	2/15/2025	200,000	[a]	209,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Materials - .2% (continued)
Ball, Gtd. Bonds	4.88	3/15/2026	50,000		54,842
Ball, Gtd. Bonds	5.00	3/15/2022	15,000		15,870
Ball, Gtd. Notes	5.25	7/1/2025	50,000		56,104
Berry Global, Scd. Notes	5.13	7/15/2023	75,000		76,501
Berry Global, Scd. Notes	5.50	5/15/2022	35,000		35,350
Berry Global, Scd. Notes	5.63	7/15/2027	25,000	[a]	26,594
Crown Americas, Gtd. Notes	4.25	9/30/2026	50,000		52,267
Crown Americas, Gtd. Notes	4.50	1/15/2023	25,000		26,348
Crown Americas, Gtd. Notes	4.75	2/1/2026	50,000		52,080
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/2025	75,000	[a]	75,468
Foresight Energy, Scd. Notes	11.50	4/1/2023	15,000	[a]	375
Grinding Media, Sr. Scd. Notes	7.38	12/15/2023	35,000	[a]	36,001
LABL Escrow Issuer, Sr. Scd. Notes	6.75	7/15/2026	45,000	[a]	48,416
Matthews International, Gtd. Notes	5.25	12/1/2025	30,000	[a]	30,087
Mauser Packaging Solutions Holding, Sr. Scd. Notes	5.50	4/15/2024	100,000	[a]	103,296
Mauser Packaging Solutions Holding, Sr. Unscd. Notes	7.25	4/15/2025	65,000	[a]	64,837
Natural Resource Partners, Sr. Unscd. Notes	9.13	6/30/2025	60,000	[a]	54,475
Owens-Brockway Glass Container, Gtd. Notes	5.00	1/15/2022	35,000	[a]	36,287
Owens-Brockway Glass Container, Gtd. Notes	5.88	8/15/2023	30,000	[a]	32,125
Pactiv, Sr. Unscd. Debs.	8.38	4/15/2027	50,000		58,642
Pactiv, Sr. Unscd. Notes	7.95	12/15/2025	40,000		46,717
Park-Ohio Industries, Gtd. Notes	6.63	4/15/2027	85,000		86,528
Peabody Energy, Sr. Scd. Notes	6.38	3/31/2025	5,000	[a]	4,163
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	75,000	[a]	77,578
Sealed Air, Gtd. Notes	5.13	12/1/2024	20,000	[a]	21,650
Sealed Air, Gtd. Notes	5.25	4/1/2023	60,000	[a]	63,925
Sealed Air, Gtd. Notes	5.50	9/15/2025	45,000	[a]	49,462
SunCoke Energy Partners, Gtd. Notes	7.50	6/15/2025	35,000	[a]	33,687
The Hillman Group, Gtd. Notes	6.38	7/15/2022	100,000	[a]	93,781
Trident TPI Holdings, Gtd. Notes	9.25	8/1/2024	70,000	[a]	71,254
				1,694,210
Media - .5%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/2026	150,000	[a]	160,582
Altice Financing, Sr. Scd. Notes	6.63	2/15/2023	150,000	[a]	152,938
Altice Luxembourg, Sr. Scd. Notes	10.50	5/15/2027	200,000	[a]	231,630
AMC Networks, Gtd. Notes	4.75	8/1/2025	50,000		50,583
AMC Networks, Gtd. Notes	5.00	4/1/2024	75,000		76,687
Cablevision Systems, Sr. Unscd. Notes	5.88	9/15/2022	130,000		139,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Media - .5% (continued)
CCO Holdings, Sr. Unscd. Notes	4.00	3/1/2023	55,000	[a]	55,962
CCO Holdings, Sr. Unscd. Notes	4.75	3/1/2030	90,000	[a]	92,698
CCO Holdings, Sr. Unscd. Notes	5.00	2/1/2028	115,000	[a]	120,663
CCO Holdings, Sr. Unscd. Notes	5.13	5/1/2027	145,000	[a]	151,793
CCO Holdings, Sr. Unscd. Notes	5.38	6/1/2029	75,000	[a]	80,299
CCO Holdings, Sr. Unscd. Notes	5.38	5/1/2025	50,000	[a]	51,646
CCO Holdings, Sr. Unscd. Notes	5.50	5/1/2026	75,000	[a]	78,549
CCO Holdings, Sr. Unscd. Notes	5.75	9/1/2023	70,000		70,992
CCO Holdings, Sr. Unscd. Notes	5.75	2/15/2026	115,000	[a]	120,887
CCO Holdings, Sr. Unscd. Notes	5.88	4/1/2024	25,000	[a]	25,854
Cengage Learning, Sr. Unscd. Notes	9.50	6/15/2024	50,000	[a]	46,104
Clear Channel Worldwide Holdings, Sr. Scd. Notes	5.13	8/15/2027	50,000	[a]	51,593
CSC Holdings, Gtd. Notes	5.50	4/15/2027	75,000	[a]	79,732
CSC Holdings, Gtd. Notes	6.50	2/1/2029	200,000	[a]	223,875
CSC Holdings, Sr. Unscd. Notes	6.75	11/15/2021	50,000		53,925
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	200,000	[a]	228,004
Cumulus Media New Holdings, Sr. Scd. Notes	6.75	7/1/2026	20,000	[a]	21,062
Diamond Sports Group, Gtd. Notes	6.63	8/15/2027	75,000	[a]	70,264
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	125,000	[a]	124,747
DISH DBS, Gtd. Notes	5.00	3/15/2023	70,000		71,226
DISH DBS, Gtd. Notes	5.88	7/15/2022	90,000		94,660
DISH DBS, Gtd. Notes	5.88	11/15/2024	50,000		50,701
DISH DBS, Gtd. Notes	6.75	6/1/2021	90,000		94,664
DISH DBS, Gtd. Notes	7.75	7/1/2026	100,000		105,185
Entercom Media, Gtd. Notes	7.25	11/1/2024	50,000	[a]	52,708
GCI, Sr. Unscd. Notes	6.63	6/15/2024	20,000	[a]	21,558
GCI, Sr. Unscd. Notes	6.88	4/15/2025	85,000		88,967
Gray Television, Gtd. Notes	5.88	7/15/2026	75,000	[a]	78,607
iHeartCommunications, Gtd. Notes	8.38	5/1/2027	55,000		59,914
Liberty Interactive, Sr. Unscd. Debs.	8.25	2/1/2030	30,000		30,506
Meredith, Gtd. Notes	6.88	2/1/2026	65,000		67,077
Midcontinent Communications, Gtd. Notes	5.38	8/15/2027	20,000	[a]	21,207
Nexstar Broadcasting, Gtd. Notes	5.63	8/1/2024	25,000	[a]	26,052
Nexstar Broadcasting, Gtd. Notes	5.63	7/15/2027	55,000	[a]	58,061
Quebecor Media, Sr. Unscd. Notes	5.75	1/15/2023	100,000		107,708
Radiate Holdco, Sr. Unscd. Notes	6.88	2/15/2023	80,000	[a]	81,667
Sinclair Television Group, Gtd. Notes	5.13	2/15/2027	30,000	[a]	30,798
Sinclair Television Group, Gtd. Notes	5.88	3/15/2026	50,000	[a]	52,608
Sirius XM Radio, Gtd. Notes	3.88	8/1/2022	45,000	[a]	45,684
Sirius XM Radio, Gtd. Notes	5.00	8/1/2027	95,000	[a]	99,926

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Media - .5% (continued)
Sirius XM Radio, Gtd. Notes	5.38	7/15/2026	75,000	[a]	79,298
Sirius XM Radio, Gtd. Notes	5.38	4/15/2025	40,000	[a]	41,337
Sirius XM Radio, Gtd. Notes	5.50	7/1/2029	75,000	[a]	80,850
TEGNA, Gtd. Notes	4.88	9/15/2021	15,000	[a]	15,038
TEGNA, Gtd. Notes	5.00	9/15/2029	40,000	[a]	40,550
TEGNA, Gtd. Notes	6.38	10/15/2023	10,000		10,231
The EW Scripps Company, Gtd. Notes	5.13	5/15/2025	50,000	[a]	51,396
Univision Communications, Sr. Scd. Notes	5.13	2/15/2025	75,000	[a]	75,000
Univision Communications, Sr. Scd. Notes	5.13	5/15/2023	75,000	[a]	75,469
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	50,000		52,631
ViacomCBS, Jr. Sub. Notes	6.25	2/28/2057	50,000		56,284
Videotron, Gtd. Notes	5.13	4/15/2027	25,000	[a]	26,251
Videotron, Gtd. Notes	5.38	6/15/2024	25,000	[a]	27,062
Virgin Media Secured Finance, Sr. Scd. Notes	5.50	5/15/2029	200,000	[a]	210,870
Ziggo, Sr. Scd. Notes	5.50	1/15/2027	150,000	[a]	159,277
Ziggo Bond, Sr. Unscd. Notes	6.00	1/15/2027	75,000	[a]	78,941
				4,981,019
Metals & Mining - .2%
AK Steel, Gtd. Notes	7.00	3/15/2027	50,000		49,205
AK Steel, Gtd. Notes	7.63	10/1/2021	20,000		20,133
Alcoa Nederland Holding, Gtd. Notes	7.00	9/30/2026	75,000	[a]	81,424
Allegheny Technologies, Sr. Unscd. Notes	7.88	8/15/2023	75,000		82,296
Barminco Finance, Sr. Scd. Notes	6.63	5/15/2022	15,000	[a]	15,394
Century Aluminum, Scd. Notes	7.50	6/1/2021	50,000	[a]	49,645
Cleveland-Cliffs, Gtd. Notes	5.75	3/1/2025	20,000		19,450
Cleveland-Cliffs, Gtd. Notes	5.88	6/1/2027	50,000	[a]	46,218
Cleveland-Cliffs, Sr. Unscd. Notes	6.25	10/1/2040	20,000		17,031
Coeur Mining, Gtd. Notes	5.88	6/1/2024	10,000		10,001
Commercial Metals, Sr. Unscd. Notes	4.88	5/15/2023	25,000		26,260
Compass Minerals International, Gtd. Notes	4.88	7/15/2024	70,000	[a]	69,767
FMG Resources August 2006, Gtd. Notes	4.75	5/15/2022	80,000	[a]	82,393
FMG Resources August 2006, Gtd. Notes	5.13	5/15/2024	90,000	[a]	95,475
Freeport-McMoRan, Gtd. Notes	3.55	3/1/2022	75,000		75,977
Freeport-McMoRan, Gtd. Notes	3.88	3/15/2023	100,000		102,208
Freeport-McMoRan, Gtd. Notes	4.55	11/14/2024	50,000		52,854
Freeport-McMoRan, Gtd. Notes	5.40	11/14/2034	75,000		77,237
Freeport-McMoRan, Gtd. Notes	5.45	3/15/2043	85,000		86,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Metals & Mining - ..2% (continued)
Hecla Mining, Gtd. Notes	6.88	5/1/2021	20,000		20,005
Hudbay Minerals, Gtd. Notes	7.25	1/15/2023	25,000	[a]	25,510
Hudbay Minerals, Gtd. Notes	7.63	1/15/2025	25,000	[a]	25,490
IAMGOLD, Gtd. Notes	7.00	4/15/2025	50,000	[a]	51,646
Mountain Province Diamonds, Scd. Notes	8.00	12/15/2022	15,000	[a]	14,738
Novelis, Gtd. Notes	5.88	9/30/2026	75,000	[a]	79,674
United States Steel, Sr. Unscd. Bonds	6.65	6/1/2037	50,000		39,828
United States Steel, Sr. Unscd. Notes	6.25	3/15/2026	25,000		21,156
United States Steel, Sr. Unscd. Notes	6.88	8/15/2025	30,000		27,138
				1,365,074
Real Estate - .2%
Brookfield Property REIT, Sr. Scd. Notes	5.75	5/15/2026	90,000	[a]	94,077
CoreCivic, Gtd. Notes	4.75	10/15/2027	80,000		73,802
CoreCivic, Gtd. Notes	5.00	10/15/2022	60,000		61,669
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	5/1/2024	20,000		21,126
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	100,000		104,868
Diversified Healthcare Trust, Sr. Unscd. Notes	6.75	12/15/2021	20,000		21,236
ESH Hospitality, Gtd. Notes	5.25	5/1/2025	105,000	[a]	107,844
FelCor Lodging, Gtd. Notes	6.00	6/1/2025	50,000		52,021
Five Point Operating, Gtd. Notes	7.88	11/15/2025	60,000	[a]	62,249
Iron Mountain, Gtd. Notes	5.25	3/15/2028	100,000	[a]	104,685
Iron Mountain US Holdings, Gtd. Notes	5.38	6/1/2026	50,000	[a]	52,142
iStar, Sr. Unscd. Notes	4.25	8/1/2025	20,000		20,150
Ladder Capital Finance Holdings, Gtd. Notes	5.88	8/1/2021	10,000	[a]	10,167
Mack-Cali Realty, Sr. Unscd. Notes	3.15	5/15/2023	30,000		29,927
MGM Growth Properties Operating Partnership, Gtd. Notes	4.50	9/1/2026	100,000		104,268
MGM Growth Properties Operating Partnership, Gtd. Notes	5.75	2/1/2027	80,000		89,100
MPT Operating Partnership, Gtd. Notes	5.00	10/15/2027	80,000		84,298
MPT Operating Partnership, Gtd. Notes	5.25	8/1/2026	75,000		78,830
Realogy Group, Gtd. Notes	4.88	6/1/2023	5,000	[a]	4,975
Realogy Group, Gtd. Notes	5.25	12/1/2021	5,000	[a]	5,043
RHP Hotel Properties, Gtd. Notes	5.00	4/15/2023	25,000		25,510
SBA Communications, Sr. Unscd. Notes	4.00	10/1/2022	45,000		45,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Real Estate - .2% (continued)
SBA Communications, Sr. Unscd. Notes	4.88	7/15/2022	15,000		15,217
Starwood Property Trust, Sr. Unscd. Notes	3.63	2/1/2021	25,000		25,084
Starwood Property Trust, Sr. Unscd. Notes	4.75	3/15/2025	40,000		41,921
Starwood Property Trust, Sr. Unscd. Notes	5.00	12/15/2021	15,000		15,409
The GEO Group, Gtd. Notes	5.13	4/1/2023	30,000		28,350
The GEO Group, Gtd. Notes	5.88	10/15/2024	30,000		27,912
The GEO Group, Gtd. Notes	6.00	4/15/2026	35,000		31,238
Uniti Group, Gtd. Notes	8.25	10/15/2023	75,000		60,937
Uniti Group, Sr. Scd. Notes	6.00	4/15/2023	75,000	[a]	72,000
VICI Properties, Gtd. Notes	4.63	12/1/2029	40,000	[a]	41,874
Washington Prime Group, Sr. Unscd. Notes	6.45	8/15/2024	80,000		71,567
WeWork, Gtd. Notes	7.88	5/1/2025	45,000	[a]	34,987
				1,720,383
Retailing - .2%
Asbury Automotive Group, Gtd. Notes	6.00	12/15/2024	11,000		11,353
Beacon Roofing Supply, Gtd. Notes	4.88	11/1/2025	110,000	[a]	109,646
Carvana, Gtd. Notes	8.88	10/1/2023	70,000	[a]	73,688
Conn's, Gtd. Notes	7.25	7/15/2022	10,000		9,978
DriveTime Automotive Group, Sr. Scd. Notes	8.00	6/1/2021	60,000	[a]	60,862
Golden Nugget, Sr. Unscd. Notes	6.75	10/15/2024	55,000	[a]	56,660
J.Crew Brand, Sr. Scd. Notes	13.00	9/15/2021	12,000	[a]	12,510
KFC Holding, Gtd. Notes	4.75	6/1/2027	100,000	[a]	105,578
KFC Holding, Gtd. Notes	5.25	6/1/2026	40,000	[a]	42,001
L Brands, Gtd. Notes	6.69	1/15/2027	65,000		67,460
L Brands, Gtd. Notes	6.75	7/1/2036	75,000		74,617
L Brands, Gtd. Notes	6.88	11/1/2035	75,000		75,321
Murphy Oil USA, Gtd. Notes	5.63	5/1/2027	50,000		53,892
New Red Finance, Scd. Notes	5.00	10/15/2025	100,000	[a]	103,277
New Red Finance, Sr. Scd. Notes	4.25	5/15/2024	150,000	[a]	153,500
Penske Automotive Group, Gtd. Notes	5.50	5/15/2026	35,000		36,292
PetSmart, Gtd. Notes	7.13	3/15/2023	85,000	[a]	84,894
PetSmart, Sr. Scd. Notes	5.88	6/1/2025	51,000	[a]	52,658
Rite Aid, Gtd. Notes	6.13	4/1/2023	100,000	[a]	91,500
Staples, Sr. Scd. Notes	7.50	4/15/2026	80,000	[a]	82,102
Staples, Sr. Unscd. Notes	10.75	4/15/2027	90,000	[a]	91,633
The Gap, Sr. Unscd. Bonds	5.95	4/12/2021	75,000		77,626
Yum! Brands, Sr. Unscd. Notes	3.75	11/1/2021	15,000		15,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Retailing - .2% (continued)
Yum! Brands, Sr. Unscd. Notes	3.88	11/1/2023	30,000		30,963
Yum! Brands, Sr. Unscd. Notes	4.75	1/15/2030	50,000	[a]	53,417
				1,626,817
Semiconductors & Semiconductor Equipment - .0%
Advanced Micro Devices, Sr. Unscd. Notes	7.50	8/15/2022	15,000		16,963
Amkor Technology, Sr. Unscd. Notes	6.63	9/15/2027	35,000	[a]	38,084
Sensata Technologies UK Financing, Gtd. Notes	6.25	2/15/2026	25,000	[a]	26,300
				81,347
Technology Hardware & Equipment - .1%
Banff Merger Sub, Sr. Unscd. Notes	9.75	9/1/2026	85,000	[a]	87,429
Booz Allen Hamilton, Gtd. Notes	5.13	5/1/2025	50,000	[a]	51,521
Dell, Sr. Unscd. Bonds	4.63	4/1/2021	45,000		46,087
Dell, Sr. Unscd. Notes	5.40	9/10/2040	10,000		10,334
Dell, Sr. Unscd. Notes	6.50	4/15/2038	15,000		16,753
Diebold Nixdorf, Gtd. Notes	8.50	4/15/2024	15,000		14,444
EMC, Sr. Unscd. Notes	3.38	6/1/2023	75,000		76,240
Harland Clarke Holdings, Sr. Unscd. Notes	9.25	3/1/2021	50,000	[a]	50,250
NCR, Gtd. Notes	5.00	7/15/2022	25,000		25,274
NCR, Gtd. Notes	5.75	9/1/2027	35,000	[a]	37,363
NCR, Gtd. Notes	6.13	9/1/2029	35,000	[a]	38,255
NCR, Gtd. Notes	6.38	12/15/2023	45,000		46,231
Western Digital, Gtd. Notes	4.75	2/15/2026	90,000		96,244
				596,425
Telecommunication Services - .4%
Altice France, Sr. Scd. Notes	7.38	5/1/2026	300,000	[a]	319,695
CenturyLink, Sr. Unscd. Notes	5.13	12/15/2026	50,000	[a]	51,375
CenturyLink, Sr. Unscd. Notes	5.63	4/1/2025	100,000		106,208
CenturyLink, Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	35,000		38,068
CenturyLink, Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	50,000		56,521
Cincinnati Bell, Gtd. Notes	7.00	7/15/2024	25,000	[a]	26,219
CommScope, Gtd. Notes	5.50	6/15/2024	75,000	[a]	74,812
CommScope, Gtd. Notes	8.25	3/1/2027	40,000	[a]	41,174
CommScope Technologies, Gtd. Notes	5.00	3/15/2027	30,000	[a]	27,301
CommScope Technologies, Gtd. Notes	6.00	6/15/2025	75,000	[a]	71,766
Consolidated Communications, Gtd. Notes	6.50	10/1/2022	20,000		19,138
Embarq, Sr. Unscd. Notes	8.00	6/1/2036	50,000		55,661
Ericsson, Sr. Unscd. Notes	4.13	5/15/2022	100,000		103,846
Frontier Communications, Scd. Notes	8.50	4/1/2026	75,000	[a]	77,014

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Telecommunication Services - .4% (continued)
Frontier Communications, Sr. Unscd. Notes	7.63	4/15/2024	50,000		23,125
Frontier Communications, Sr. Unscd. Notes	9.00	8/15/2031	50,000		23,376
Frontier Communications, Sr. Unscd. Notes	10.50	9/15/2022	85,000		38,914
Frontier Communications, Sr. Unscd. Notes	11.00	9/15/2025	150,000		69,750
Frontier North, Sr. Unscd. Debs., Ser. G	6.73	2/15/2028	25,000		23,634
Gogo Intermediate Holdings, Sr. Scd. Notes	9.88	5/1/2024	40,000	[a]	43,085
Hughes Satellite Systems, Gtd. Notes	6.63	8/1/2026	75,000		82,901
Hughes Satellite Systems, Gtd. Notes	7.63	6/15/2021	40,000		42,845
Hughes Satellite Systems, Sr. Scd. Notes	5.25	8/1/2026	75,000		81,581
Inmarsat Finance, Gtd. Notes	4.88	5/15/2022	125,000	[a]	126,797
Intelsat Connect Finance, Gtd. Notes	9.50	2/15/2023	60,000	[a]	31,950
Intelsat Jackson Holdings, Gtd. Bonds	5.50	8/1/2023	90,000		73,763
Intelsat Jackson Holdings, Gtd. Notes	8.50	10/15/2024	75,000	[a]	63,531
Intelsat Jackson Holdings, Gtd. Notes	9.75	7/15/2025	100,000	[a]	86,541
Intelsat Jackson Holdings, Sr. Scd. Notes	8.00	2/15/2024	55,000	[a]	56,398
Intelsat Jackson Holdings, Sr. Scd. Notes	9.50	9/30/2022	35,000	[a]	39,823
Intelsat Luxembourg, Gtd. Bonds	8.13	6/1/2023	45,000		18,675
Intrado, Gtd. Notes	8.50	10/15/2025	45,000	[a]	35,888
Level 3 Financing, Gtd. Notes	4.63	9/15/2027	40,000	[a]	41,175
Level 3 Financing, Gtd. Notes	5.25	3/15/2026	80,000		83,356
Level 3 Financing, Gtd. Notes	5.38	5/1/2025	50,000		51,729
Level 3 Financing, Gtd. Notes	5.38	8/15/2022	21,000		21,089
Nokia, Sr. Unscd. Notes	3.38	6/12/2022	25,000		25,437
Nokia, Sr. Unscd. Notes	6.63	5/15/2039	25,000		30,502
Qwest, Sr. Unscd. Debs.	7.25	9/15/2025	50,000		57,627
Sprint, Gtd. Notes	7.13	6/15/2024	175,000		181,114
Sprint, Gtd. Notes	7.25	9/15/2021	50,000		52,529
Sprint, Gtd. Notes	7.63	2/15/2025	60,000		62,609
Sprint, Gtd. Notes	7.63	3/1/2026	60,000		62,730
Sprint, Gtd. Notes	7.88	9/15/2023	200,000		212,895
Sprint Capital, Gtd. Notes	6.88	11/15/2028	100,000		101,935
Sprint Communications, Sr. Unscd. Notes	6.00	11/15/2022	95,000		98,257
Telecom Italia Capital, Gtd. Notes	6.38	11/15/2033	50,000		58,407
Telecom Italia Capital, Gtd. Notes	7.20	7/18/2036	70,000		86,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Telecommunication Services - .4% (continued)
Telecom Italia Capital, Gtd. Notes	7.72	6/4/2038	55,000		71,591
Telesat Canada, Gtd. Notes	6.50	10/15/2027	25,000	[a]	26,234
T-Mobile USA, Gtd. Bonds	6.50	1/15/2026	100,000		106,830
T-Mobile USA, Gtd. Notes	4.00	4/15/2022	100,000		102,999
T-Mobile USA, Gtd. Notes	4.75	2/1/2028	70,000		74,592
T-Mobile USA, Gtd. Notes	5.13	4/15/2025	20,000		20,646
T-Mobile USA, Gtd. Notes	5.38	4/15/2027	100,000		106,982
Trilogy International Partners, Sr. Scd. Notes	8.88	5/1/2022	20,000	[a]	18,456
Vodafone Group, Jr. Sub. Notes	7.00	4/4/2079	95,000		112,095
Xplornet Communications, Gtd. Notes	9.63	6/1/2022	20,000	[a]	20,181
				3,920,354
Transportation - .0%
Navios Maritime Acquisition, Sr. Scd. Notes	8.13	11/15/2021	45,000	[a]	35,764
Teekay, Sr. Scd. Notes	9.25	11/15/2022	25,000	[a]	26,070
Teekay Offshore Partners, Sr. Unscd. Bonds	8.50	7/15/2023	45,000	[a]	46,051
XPO CNW, Sr. Unscd. Debs.	6.70	5/1/2034	30,000		32,122
XPO Logistics, Gtd. Notes	6.13	9/1/2023	5,000	[a]	5,179
XPO Logistics, Gtd. Notes	6.50	6/15/2022	40,000	[a]	40,771
XPO Logistics, Gtd. Notes	6.75	8/15/2024	25,000	[a]	27,146
				213,103
Utilities - .1%
AmeriGas Partners, Sr. Unscd. Notes	5.63	5/20/2024	30,000		31,956
AmeriGas Partners, Sr. Unscd. Notes	5.88	8/20/2026	75,000		82,226
Calpine, Sr. Scd. Notes	4.50	2/15/2028	50,000	[a]	49,813
Calpine, Sr. Scd. Notes	5.25	6/1/2026	50,000	[a]	51,746
Calpine, Sr. Unscd. Notes	5.75	1/15/2025	120,000		123,662
InterGen, Sr. Scd. Notes	7.00	6/30/2023	75,000	[a]	74,250
Midland Cogeneration Venture, Sr. Scd. Notes	6.00	3/15/2025	14,149	[a]	14,344
NextEra Energy Operating Partners, Gtd. Notes	3.88	10/15/2026	20,000	[a]	20,237
NRG Energy, Gtd. Notes	6.63	1/15/2027	75,000		80,764
NRG Energy, Gtd. Notes	7.25	5/15/2026	75,000		81,328
Talen Energy Supply, Gtd. Notes	10.50	1/15/2026	50,000	[a]	44,465
The AES, Sr. Unscd. Notes	4.00	3/15/2021	20,000		20,280
The AES, Sr. Unscd. Notes	4.88	5/15/2023	26,000		26,379
The AES, Sr. Unscd. Notes	5.13	9/1/2027	95,000		100,467
TransAlta, Sr. Unscd. Notes	4.50	11/15/2022	95,000		99,039
Vistra Operations, Gtd. Notes	5.50	9/1/2026	90,000	[a]	93,809

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 5.0% (continued)
Utilities - .1% (continued)
Vistra Operations, Gtd. Notes	5.63	2/15/2027	105,000	[a]	109,394
				1,104,159
Total Bonds and Notes (cost $46,169,579)			46,555,594
Description			Shares		Value ($)
Common Stocks - .0%
Energy - .0%
Halcon Resources (cost $1,493)			109	[b]	1,201
Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .2%
Put Options - .2%
Standard & Poor's 500 E-mini, Contracts 871	2,950	4/17/2020	128,472,500		1,376,180
Standard & Poor's 500 E-mini, Contracts 899	2,820	3/20/2020	126,759,000		445,005
Total Options Purchased (cost $1,452,672)			1,821,185
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - 89.8%
U.S. Government Securities
U.S. Treasury Bills	1.55	3/19/2020	310,913,500	[c]	310,324,642
U.S. Treasury Bills	1.55	4/2/2020	236,095,100	[c]	235,505,672
U.S. Treasury Bills	1.55	2/20/2020	259,505,400	[c]	259,325,464
U.S. Treasury Bills	1.52	3/12/2020	38,002,000	[c]	37,940,720
Total Short-Term Investments (cost $843,014,899)			843,096,498
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $42,283,044)	1.56		42,283,044	[d]	42,283,044
Total Investments (cost $932,921,687)			99.5%	933,757,522
Cash and Receivables (Net)			0.5%	5,028,469
Net Assets			100.0%	938,785,991

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $24,254,022 or 2.58% of net assets.

b Non-income producing security.

c Security is a discount security. Income is recognized through the accretion of discount.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the

STATEMENT OF INVESTMENTS (Unaudited) (continued)

investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	46,555,594	-	46,555,594
Equity Securities – Common Stocks	1,201	-	-	1,201
Investment Companies	42,283,044	-	-	42,283,044
U.S. Treasury Securities	-	843,096,498	-	843,096,498
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	9,164,418	-	9,164,418
Futures††	14,385,619	-	-	14,385,619
Options Purchased	1,821,185	-	-	1,821,185
Swaps††	-	34,178	-	34,178
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(5,509,964)	-	(5,509,964)
Futures††	(18,947,038)	-	-	(18,947,038)
Swaps††	-	(8,036)	-	(8,036)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Dynamic Total Return Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Brent Crude	190	4/30/2020	11,387,042[a]	10,685,600	(701,442)
CAC 40 10 Euro	261	2/21/2020	17,378,274[b]	16,800,377	(577,897)
Chicago SRW Wheat	237	5/14/2020	6,549,847[a]	6,547,125	(2,722)
Cocoa	339	5/13/2020	8,550,654[a]	9,495,390	944,736
Coffee "C"	48	5/18/2020	2,235,382[a]	1,888,200	(347,182)
Copper	42	5/27/2020	2,662,468[a]	2,649,150	(13,318)
Corn No.2 Yellow	35	5/14/2020	683,518[a]	676,375	(7,143)
Cotton No.2	15	5/6/2020	516,913[a]	512,325	(4,588)
Crude Soybean Oil	346	5/14/2020	7,154,532[a]	6,290,280	(864,252)
DAX	36	3/20/2020	13,291,777[b]	12,969,896	(321,881)
FTSE 100	688	3/20/2020	68,327,974[b]	65,571,276	(2,756,698)
FTSE/MIB Index	204	3/20/2020	26,748,704[b]	26,266,053	(482,651)
Gasoline	54	4/30/2020	3,805,369[a]	3,785,065	(20,304)
Hang Seng	388	2/27/2020	68,054,536[b]	65,526,768	(2,527,768)
IBEX 35 Index	220	2/21/2020	23,228,797[b]	22,879,768	(349,029)
Japanese 10 Year Bond	161	3/13/2020	226,197,475[b]	227,128,051	930,576
Live Cattle	9	4/30/2020	454,610[a]	430,830	(23,780)
LME Primary Nickel	2	6/17/2020	151,854[a]	154,704	2,850
LME Refined Pig Lead	2	6/17/2020	92,306[a]	94,025	1,719
LME Zinc	5	6/17/2020	271,421[a]	274,500	3,079
Mini MSCI Emerging Markets Index	356	3/20/2020	19,796,125	18,691,780	(1,104,345)
NYMEX Palladium	27	6/26/2020	5,887,303[a]	5,996,700	109,397
Platinum	133	4/28/2020	6,175,989[a]	6,396,635	220,646
S&P/Toronto Stock Exchange 60 Index	208	3/19/2020	31,848,430[b]	32,424,361	575,931
Silver	3	5/27/2020	268,995[a]	271,365	2,370
Standard & Poor's 500 E-mini	1,689	3/20/2020	270,975,102	272,266,800	1,291,698
Sugar No.11	504	4/30/2020	8,121,677[a]	8,100,288	(21,389)
Topix	399	3/12/2020	63,443,239[b]	61,826,496	(1,616,743)
U.S. Treasury 10 Year Notes	3,756	3/20/2020	486,891,024	494,500,875	7,609,851
Futures Short
Amsterdam Exchange Index	90	2/21/2020	12,228,213[b]	11,735,191	493,022
ASX SPI 200	258	3/19/2020	29,867,076[b]	30,024,799	(157,723)
Australian 10 Year Bond	1,215	3/16/2020	118,964,061[b]	120,279,554	(1,315,493)
Canadian 10 Year Bond	653	3/20/2020	69,091,888[b]	70,150,378	(1,058,490)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
Crude Oil	3	5/19/2020	156,750[a]	155,400	1,350
Euro-Bond	1,200	3/6/2020	228,920,146[b]	232,953,734	(4,033,588)
Gold 100 oz	40	6/26/2020	6,387,460[a]	6,375,200	12,260
Hard Red Winter Wheat	161	5/14/2020	3,946,310[a]	3,803,625	142,685
Lean Hog	11	4/15/2020	329,626[a]	271,040	58,586
LME Primary Aluminum	63	6/17/2020	2,732,830[a]	2,732,231	599
Long Gilt	414	3/27/2020	73,200,912[b]	73,769,944	(569,032)
Low Sulphur Gas oil	128	6/11/2020	7,222,950[a]	6,419,200	803,750
Natural Gas	87	9/28/2020	1,846,091[a]	1,863,540	(17,449)
NY Harbor ULSD	114	5/29/2020	8,380,018[a]	7,861,417	518,601
Soybean	181	5/14/2020	8,412,166[a]	8,025,088	387,078
Soybean Meal	269	5/14/2020	8,245,305[a]	7,970,470	274,835
Swiss Market Index	170	3/20/2020	18,568,093[b]	18,620,224	(52,131)
Gross Unrealized Appreciation				14,385,619
Gross Unrealized Depreciation				(18,947,038)

a These securities are wholly-owned by the Subsidiary.

b Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Dynamic Total Return Fund

January 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of Montreal
United States Dollar	21,137,310	British Pound	16,018,453	3/18/2020	(42,274)
United States Dollar	13,229,495	Swedish Krona	125,348,142	3/18/2020	179,310
United States Dollar	17,832,985	Euro	16,003,756	3/18/2020	31,509
United States Dollar	7,187,357	New Zealand Dollar	10,951,328	3/18/2020	104,056
Japanese Yen	1,979,179,863	United States Dollar	18,336,436	3/18/2020	(23,200)
Canadian Dollar	2,504,352	United States Dollar	1,893,507	3/18/2020	(1,214)
Norwegian Krone	118,724,805	United States Dollar	12,992,428	3/18/2020	(82,220)
United States Dollar	16,251,534	Swiss Franc	15,938,042	3/18/2020	(350,749)
Australian Dollar	16,002,656	United States Dollar	10,958,299	3/18/2020	(236,711)
Citigroup
Swiss Franc	42,461,000	United States Dollar	43,739,726	3/18/2020	490,898
United States Dollar	16,251,865	Swiss Franc	15,938,042	3/18/2020	(350,418)
United States Dollar	13,223,634	Swedish Krona	125,348,142	3/18/2020	173,449
New Zealand Dollar	10,105,000	United States Dollar	6,705,469	3/18/2020	(169,572)
United States Dollar	7,187,028	New Zealand Dollar	10,951,328	3/18/2020	103,727
Euro	81,823,000	United States Dollar	91,754,799	3/18/2020	(740,528)
United States Dollar	17,824,823	Euro	16,003,756	3/18/2020	23,347
Japanese Yen	6,042,049,863	United States Dollar	55,634,638	3/18/2020	272,097
United States Dollar	14,923,041	Japanese Yen	1,626,270,000	3/18/2020	(124,740)
Norwegian Krone	160,131,805	United States Dollar	17,621,048	3/18/2020	(208,217)
Australian Dollar	16,002,656	United States Dollar	10,958,459	3/18/2020	(236,871)
United States Dollar	58,608,736	Australian Dollar	84,459,000	3/18/2020	2,022,219

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
Canadian Dollar	2,504,352	United States Dollar	1,893,936	3/18/2020	(1,643)
United States Dollar	46,706,708	Canadian Dollar	61,166,000	3/18/2020	489,567
British Pound	3,515,000	United States Dollar	4,554,983	3/18/2020	92,547
United States Dollar	35,085,695	British Pound	26,750,453	3/18/2020	(283,730)
Goldman Sachs
Japanese Yen	4,345,463,863	United States Dollar	40,021,086	3/18/2020	187,238
United States Dollar	7,059,978	Japanese Yen	765,608,000	3/18/2020	(24,148)
New Zealand Dollar	8,530,000	United States Dollar	5,633,698	3/18/2020	(116,508)
United States Dollar	40,209,065	New Zealand Dollar	61,209,328	3/18/2020	618,972
Australian Dollar	16,002,656	United States Dollar	10,960,124	3/18/2020	(238,536)
United States Dollar	54,752,747	Australian Dollar	79,296,000	3/18/2020	1,625,378
Euro	29,407,000	United States Dollar	32,729,312	3/18/2020	(18,990)
United States Dollar	17,819,862	Euro	16,003,756	3/18/2020	18,386
Norwegian Krone	239,399,805	United States Dollar	26,407,010	3/18/2020	(374,529)
Canadian Dollar	2,504,352	United States Dollar	1,894,141	3/18/2020	(1,848)
United States Dollar	36,059,947	Canadian Dollar	47,343,000	3/18/2020	287,490
Swiss Franc	71,138,000	United States Dollar	73,323,355	3/18/2020	779,425
United States Dollar	16,248,336	Swiss Franc	15,938,042	3/18/2020	(353,947)
Swedish Krona	26,640,000	United States Dollar	2,807,347	3/18/2020	(33,816)
United States Dollar	15,996,963	Swedish Krona	151,358,142	3/18/2020	238,838
British Pound	20,450,000	United States Dollar	26,778,803	3/18/2020	260,169
United States Dollar	21,135,548	British Pound	16,018,453	3/18/2020	(44,036)
Morgan Stanley
Swiss Franc	11,025,000	United States Dollar	11,315,120	3/18/2020	169,363
United States Dollar	16,240,935	Swiss Franc	15,938,042	3/18/2020	(361,348)
Australian Dollar	16,002,656	United States Dollar	10,956,699	3/18/2020	(235,111)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley (continued)
United States Dollar	19,396,498	Australian Dollar	28,216,000	3/18/2020	492,116
Euro	6,926,000	United States Dollar	7,753,760	3/18/2020	(49,755)
United States Dollar	17,812,500	Euro	16,003,756	3/18/2020	11,024
New Zealand Dollar	8,152,000	United States Dollar	5,375,518	3/18/2020	(102,818)
United States Dollar	7,187,247	New Zealand Dollar	10,951,328	3/18/2020	103,946
United States Dollar	21,128,499	British Pound	16,018,453	3/18/2020	(51,085)
United States Dollar	13,211,090	Swedish Krona	125,348,142	3/18/2020	160,905
Japanese Yen	1,979,179,863	United States Dollar	18,326,758	3/18/2020	(13,522)
Norwegian Krone	118,724,805	United States Dollar	12,986,260	3/18/2020	(76,052)
Canadian Dollar	2,504,352	United States Dollar	1,893,922	3/18/2020	(1,629)
RBC Capital Markets
United States Dollar	5,476,308	New Zealand Dollar	8,343,871	3/18/2020	79,506
United States Dollar	13,582,614	Euro	12,193,341	3/18/2020	19,581
United States Dollar	12,381,468	Swiss Franc	12,143,273	3/18/2020	(267,894)
Japanese Yen	1,507,946,563	United States Dollar	13,969,712	3/18/2020	(16,770)
Australian Dollar	12,192,502	United States Dollar	8,348,877	3/18/2020	(180,047)
United States Dollar	16,103,887	British Pound	12,204,537	3/18/2020	(32,941)
Norwegian Krone	90,456,998	United States Dollar	9,897,907	3/18/2020	(61,558)
United States Dollar	10,072,353	Swedish Krona	95,503,347	3/18/2020	129,355
Canadian Dollar	1,908,079	United States Dollar	1,442,737	3/18/2020	(989)
Gross Unrealized Appreciation					9,164,418
Gross Unrealized Depreciation					(5,509,964)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Dynamic Total Return Fund

January 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Markit CDX North America High Yield Index Series 33 Received Fixed Rate of 5.00 3 Month	12/20/24	4,207,500	350,947	349,933	26,142
Gross Unrealized Appreciation				34,178
Gross Unrealized Depreciation				(8,036)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to consolidated financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more

NOTES

independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on

NOTES

interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written

NOTES

and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of

NOTES

Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2020, accumulated net unrealized appreciation on investments was $835,835, consisting of $2,177,486 gross unrealized appreciation and $1,341,651 gross unrealized depreciation.

NOTES

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.